NUVEEN EQUITY MARKET NEUTRAL FUND

SUPPLEMENT DATED JANUARY 29, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes will be effective April 10, 2014:

2.	The third sentence of the first paragraph of the section “Fund Summaries—Nuveen Equity Market Neutral Fund—Principal Investment Strategies” is deleted.